Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
American Beacon Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Beacon Small Cap Value Fund

Supplement dated

November 13, 2020 to the

Prospectus, Summary Prospectus, and Statement of Additional Information,

each dated February 28, 2020, as previously amended or supplemented

Effective December 31, 2020, John P. Harloe of Barrow, Hanley, Mewhinney & Strauss, LLC will no longer serve as a portfolio manager for the American Beacon Small Cap Value Fund. Accordingly, effective December 31, 2020, all references to Mr. Harloe in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.